Capital Requirements	12 Months Ended
Dec. 31, 2023
Capital Ratios
Capital Requirements

(19) Capital Requirements

Bank regulatory agencies limit the amount of dividends, which the Subsidiary Banks can pay, without obtaining prior approval from such agencies. At December 31, 2023, the Subsidiary Banks could pay dividends of up to $1,229,500,000 without prior regulatory approval and without adversely affecting their “well-capitalized” status under regulatory capital rules in effect at December 31, 2023. In addition to legal requirements, regulatory authorities also consider the adequacy of the Subsidiary Banks’ total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. We historically have not allowed any Subsidiary Bank to pay dividends in such a manner as to impair its capital adequacy.

We and the Subsidiary Banks are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on our consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, we must meet specific capital guidelines that involve quantitative measures of our assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. Our capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Current quantitative measures established by regulation to ensure capital adequacy require us to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2023, that we met all capital adequacy requirements to which we are subject.

       In July 2013, the FDIC and other regulatory bodies established a new, comprehensive capital framework for U.S. banking organizations, consisting of minimum requirements that increase both the quantity and quality of capital held by banking organizations. The final rules are a result of the implementation of the BASEL III capital reforms and various related capital provisions of the Dodd-Frank Act. Consistent with the Basel international framework, the rules include a new minimum ratio of Common Equity Tier 1 (“CET1”) capital to risk-weighted assets of 4.5% and a CET1 capital conservation buffer of 2.5% of risk-weighted assets, effectively resulting in a minimum ratio of CET1 capital to risk-weighted assets of at least 7% upon full implementation. The capital conservation buffer is designed to absorb losses during periods of economic stress.  Banking institutions with a  ratio of CET1 capital to risk-weighted assets above the minimum but below the conservation buffer will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall.  The rules also raised the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and include a minimum leverage ratio of 4% for all banking organizations. Regarding the quality of capital, the rules emphasize CET1 capital and implements strict eligibility criteria for regulatory capital instruments. The rules also improve the methodology for calculating risk-weighted assets to enhance risk sensitivity. The rules were subject to a four-year phase-in period for mandatory compliance, and we were required to begin to phase-in the new rules beginning on January 1, 2015. We believe that as of December 31, 2023, we meet all fully phased-in capital adequacy requirements.

In November 2017, the OCC, the FRB and the FDIC finalized a proposed rule that extends the current treatment under the regulatory capital rules for certain regulatory capital deductions and risk weights and certain minority interest requirements, as they apply to banking organizations that are not subject to the advanced approaches capital rules. Effective January 1, 2018, the rule also paused the full transition to the Basel III treatment of mortgage servicing assets, certain deferred tax assets, investments in the capital of unconsolidated financial institutions and minority interests. The agencies are also considering whether to make adjustments to the capital rules in response to CECL (the FASB Standard relating to current expected credit loss) and its potential impact on regulatory capital.  Pursuant to rules issued by the federal bank regulatory agencies in February 2019 and March 2020, banking organizations were given options to phase in the adoption of CECL over a three-year transition period through December 31, 2022 or over a five-year transition period through December 31, 2024.  Rather than electing to make one of the phase-in options, we immediately recognized the capital impact upon adopting CECL accounting standards on January 1, 2020, which resulted in an increase in our allowance for probable loan losses and a one-time cumulative-effect adjustment to retained earnings upon adoption.

In December 2017, the Basel Committee on Banking Supervision unveiled its final set of standards and reforms to its Basel III regulatory capital framework, commonly called “Basel III Endgame” or “Basel IV.”  The Basel IV framework makes changes to the capital framework first introduced as “Basel III” in 2010 and aim to reduce excessive variability in banks’ calculations of risk-weighted capital ratios. Implementation of Basel IV began on January 1, 2023 and will continue over a five-year transition period by regulators in individual countries, including the U.S. federal bank regulatory agencies (after notice and comment).

As of December 31, 2023, our capital levels continue to exceed all capital adequacy requirements under the Basel III Capital Rules as currently applicable to us.

On May 24, 2018, the Economic Growth, Regulatory Relief and Consumer Protection Act of 2018 (“EGRRCPA”) was enacted, and, among other things, it includes a simplified capital rule change which effectively exempts banks with assets of less than $10 billion that exceed the “community bank leverage ratio,” from all risk-based capital requirements, including Basel III and its predecessors. The federal banking agencies must establish the “community bank leverage ratio” (a ratio of tangible equity to average consolidated assets) between 8% and 10% before community banks can begin to take advantage of this regulatory relief provision. Some of the Subsidiary Banks, with assets of less than $10 billion, may qualify for this exemption. Additionally, under the EGRRCPA, qualified bank holding companies with assets of up to $3 billion (currently $1 billion) will be eligible for the Federal Reserve’s Small Bank Holding Company Policy Statement, which eases limitations on the issuance of debt by holding companies. On August 28, 2018, the Federal Reserve issued an interim final rule expanding the applicability of its Small Bank Holding Company Policy Statement. While holding companies that meet the conditions of the policy statement are excluded from consolidated capital requirements, their depository institutions continue to be subject to minimum capital requirements. Finally, for banks that continue to be subject to the risk-based capital rules of Basel III (e.g., 150%), certain commercial real estate loans that were formally classified as high volatility commercial real estate 31 (“HVCRE”) will not be subject to heightened risk weights if they meet certain criteria. Also, while acquisition, development, and construction loans will generally be subject to heightened risk weights, certain exceptions will apply. On September 18, 2018, the federal banking agencies issued a proposed rule modifying the agencies’ capital rules for HVCRE.

As of December 31, 2023, the most recent notification from the FDIC categorized all the Subsidiary Banks as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” we must maintain minimum Total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed our categorization as well-capitalized.

Our actual capital amounts and ratios for 2023 under current guidelines are presented in the following table:

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2023:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,563,130	21.72%	$825,968	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,444,775	18.54	545,611	7.000	$506,639	6.50%
International Bank of Commerce, Brownsville	477,390	24.41	136,883	7.000	127,106	6.50
International Bank of Commerce, Oklahoma	232,965	20.72	78,718	7.000	73,095	6.50
Commerce Bank	97,334	36.57	18,628	7.000	17,298	6.50
International Bank of Commerce, Zapata	64,110	31.18	14,394	7.000	13,366	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,790,171	23.65%	$1,238,952	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,542,462	19.79	818,416	10.500	$779,444	10.00%
International Bank of Commerce, Brownsville	500,268	25.58	205,325	10.500	195,547	10.00
International Bank of Commerce, Oklahoma	247,031	21.97	118,076	10.500	112,454	10.00
Commerce Bank	100,660	37.82	27,943	10.500	26,612	10.00
International Bank of Commerce, Zapata	66,680	32.43	21,591	10.500	20,563	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$2,642,492	22.39%	$1,002,961	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,444,775	18.54	662,527	8.500	$623,555	8.00%
International Bank of Commerce, Brownsville	477,390	24.41	166,215	8.500	156,438	8.00
International Bank of Commerce, Oklahoma	232,965	20.72	95,586	8.500	89,963	8.00
Commerce Bank	97,334	36.57	22,620	8.500	21,290	8.00
International Bank of Commerce, Zapata	64,110	31.18	17,478	8.500	16,450	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$2,642,492	17.46%	$605,262	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,444,775	16.40	352,412	4.00	440,515	5.00%
International Bank of Commerce, Brownsville	477,390	11.79	161,919	4.00	202,398	5.00
International Bank of Commerce, Oklahoma	232,965	14.72	63,294	4.00	79,117	5.00
Commerce Bank	97,334	14.50	26,858	4.00	33,572	5.00
International Bank of Commerce, Zapata	64,110	13.26	19,338	4.00	24,172	5.00

Our actual capital amounts and ratios for 2022 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2022:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,232,723	20.21%	$773,398	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,310,616	18.07	507,625	7.000	$471,366	6.50%
International Bank of Commerce, Oklahoma	363,093	20.86	121,855	7.000	113,151	6.50
International Bank of Commerce, Brownsville	232,689	21.17	76,941	7.000	71,445	6.50
International Bank of Commerce, Zapata	98,087	42.26	16,248	7.000	15,088	6.50
Commerce Bank	71,418	37.70	13,261	7.000	12,314	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,455,468	22.22%	$1,160,096	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,401,298	19.32	761,438	10.500	$725,179	10.00
International Bank of Commerce, Oklahoma	383,804	22.05	182,782	10.500	174,078	10.00
International Bank of Commerce, Brownsville	243,739	22.18	115,412	10.500	109,916	10.00
International Bank of Commerce, Zapata	100,798	43.43	24,372	10.500	23,212	10.00
Commerce Bank	73,420	38.76	19,892	10.500	18,945	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$2,324,903	21.04%	$939,126	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,310,616	18.07	616,402	8.500	$580,143	8.00
International Bank of Commerce, Oklahoma	363,093	20.86	147,966	8.500	139,262	8.00
International Bank of Commerce, Brownsville	232,689	21.17	93,429	8.500	87,933	8.00
International Bank of Commerce, Zapata	98,087	42.26	19,730	8.500	18,569	8.00
Commerce Bank	71,418	37.70	16,103	8.500	15,156	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$2,324,903	14.59%	$637,578	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,310,616	13.09	400,489	4.00	500,611	5.00
International Bank of Commerce, Oklahoma	363,093	8.95	162,246	4.00	202,808	5.00
International Bank of Commerce, Brownsville	232,689	13.48	69,028	4.00	86,286	5.00
International Bank of Commerce, Zapata	98,087	14.39	27,270	4.00	34,088	5.00
Commerce Bank	71,418	15.00	19,048	4.00	23,811	5.00